Other payables and accrued liabilities (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Salary payables	$ 122,766	¥ 887,080	¥ 1,499,322
Other payables and accrued expenses	2,695,989	19,480,679	3,677,620
Estimated liability			346,973
Loan-Short term	1,176,340	8,500,000
Total other payables and accrued liabilities	3,995,095	28,867,759	5,523,915
Total other payables and accrued liabilities	$ 3,995,095	¥ 28,867,759	¥ 5,523,915